Investment Risks - Diamond Hill Large Cap Concentrated ETF	Sep. 26, 2025
Authorized Participant Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Risk. Only an authorized participant (“Authorized Participant”) that has entered into a contractual arrangement with the fund’s distributor may engage in creation or redemption transactions directly with the fund. To the extent that Authorized Participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the fund and no other Authorized Participant is able or willing to step forward to create or redeem large blocks of shares known as “Creation Units,” shares may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Current Market Environment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Current Market Environment Risk. Various sectors of the financial markets may experience an extended period of adverse conditions. Market uncertainty can increase dramatically, and these conditions may result in disruptions of the equity markets, periods of reduced liquidity, greater general volatility, and a contraction of availability of credit and lack of price transparency.
ETF Structure Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Structure Risk. The fund is an ETF, and, as a result of its structure, is exposed to the following risks:
•Concentration of Primary Market Participants. The fund may have a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. As a result, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility.
•Secondary Market Trading Risk. Although shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. Investors buying or selling shares in the secondary market may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the fund.
Shares of the fund, similar to shares of other issuers listed on a stock exchange, may be sold short; and therefore, are subject to the risk of increased volatility and price decreases associated with being sold short. Trading activity in derivative products based on a Fund may lead to increased trading volume and volatility in the secondary market for the shares of the fund.

ETF Structure Risk, Concentration Of Primary Market Participants Member
Prospectus [Line Items]
Risk [Text Block]	Concentration of Primary Market Participants. The fund may have a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace.
ETF Structure Risk , Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
ETF Structure Risk, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. As a result, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility.
ETF Structure Risk, Secondary Market Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Secondary Market Trading Risk. Although shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. Investors buying or selling shares in the secondary market may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the fund.
Shares of the fund, similar to shares of other issuers listed on a stock exchange, may be sold short; and therefore, are subject to the risk of increased volatility and price decreases associated with being sold short. Trading activity in derivative products based on a Fund may lead to increased trading volume and volatility in the secondary market for the shares of the fund.

Focused Portfolio Risk Member
Prospectus [Line Items]
Risk [Text Block]
Focused Portfolio Risk. The fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer's security may have a more significant effect, either positive or negative, on the fund's NAV.

Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect, and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The value of the fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries or overall securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value. A variety of factors, including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events, supply chain disruptions, trade barriers, staff shortages, and widespread public health issues affect the securities markets. These events may cause volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the fund holds, and may adversely affect the fund's investments and operations. In addition, governmental responses to these events may negatively impact the capabilities of the fund's service providers, disrupt the fund's operations, result in substantial market volatility, and adversely impact the prices and liquidity of the fund's investments.

Sector Emphasis Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Emphasis Risk. The fund, from time to time, may invest 25% or more of its assets in one or more sectors, subjecting the fund to sector emphasis risk. This risk is the risk that the fund is subject to a greater risk of loss due to adverse economic, business, or other developments affecting a specific sector in which the fund has a focused position, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.